UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681

Old Mutual/Claymore Long-Short Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive

Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Old Mutual/Claymore Long-Short Fund

Portfolio of Investments

September 30, 2007 (unaudited)

Number of Shares		Value
	Long-Term Investments - 119.2%
	Common Stocks - 119.2%
	Consumer Discretionary - 12.4%
78,627	Best Buy Co., Inc. (b)	$3,618,415
63,897	Big Lots, Inc. (a)	1,906,687
3,196	Clear Channel Communications, Inc. (b)	119,658
110,505	Comcast Corp. - Class A (a)(b)	2,672,011
3,318	Darden Restaurants, Inc. (b)	138,891
226,157	DIRECTV Group, Inc. (a)(b)	5,491,092
76,314	Eastman Kodak Co. (b)	2,042,163
366,582	Ford Motor Co. (a)(b)	3,112,281
1,276	Gap, Inc.	23,529
61,656	General Motors Corp. (b)	2,262,775
15,111	Goodyear Tire & Rubber Co. (a)(b)	459,526
737	Harrah’s Entertainment, Inc. (b)	64,067
2,288	Hilton Hotels Corp. (b)	106,369
258,480	Interpublic Group of Companies, Inc. (a)(b)	2,683,022
52,628	Kohl’s Corp. (a)(b)	3,017,163
18,903	Marriott International, Inc. - Class A (b)	821,713
10,209	New York Times Co. - Class A	201,730
9,546	Nordstrom, Inc. (b)	447,612
21,339	Office Depot, Inc. (a)(b)	440,010
5,608	OfficeMax, Inc. (b)	192,186
25,048	Snap-On, Inc.	1,240,878
48,948	VF Corp.	3,952,551
141,730	Walt Disney Co. (The) (b)	4,874,095
23,936	Whirlpool Corp. (b)	2,132,698
17,671	Wyndham Worldwide Corp.	578,902

		42,600,024

	Consumer Staples - 10.0%
106,771	Altria Group, Inc. (b)	7,423,788
150,526	Archer-Daniels-Midland Co. (b)	4,979,400
17,791	Coca-Cola Enterprises, Inc. (b)	430,898
24,821	Costco Wholesale Corp. (b)	1,523,265
1,572	Kimberly-Clark Corp. (b)	110,449
199,505	Kroger Co. (b)	5,689,882
19,030	Pepsi Bottling Group, Inc. (b)	707,345
840	Reynolds American, Inc.	53,416
22,107	SUPERVALU, Inc. (b)	862,394
105,679	SYSCO Corp.	3,761,116
288,612	Tyson Foods, Inc. - Class A	5,151,724
81,336	Wal-Mart Stores, Inc. (b)	3,550,316

		34,243,993

	Energy - 12.2%
127,239	Chevron Corp. (b)	11,907,026
11,032	ConocoPhillips (b)	968,279
219,652	Exxon Mobil Corp.	20,330,989
43,806	Halliburton Co.	1,682,150
31,925	Hess Corp. (b)	2,123,970
72,571	Marathon Oil Corp. (b)	4,137,999
9,542	Noble Corp. (Cayman Islands) (b)	468,035
4,850	Sunoco, Inc. (b)	343,283

		41,961,731

	Financials - 25.4%
59,301	ACE Ltd. (Cayman Islands) (b)	3,591,862
66,959	AON Corp. (b)	3,000,433
9,541	American Express Co.	566,449
8,546	Ameriprise Financial, Inc.	539,338
6,807	Apartment Investment & Management Co., REIT - Class A	307,200
40,645	Assurant, Inc. (b)	2,174,507
14,134	AvalonBay Communities, Inc., REIT (b)	1,668,660
104,020	Bank of America Corp. (b)	5,229,085
24,291	Bank of New York Mellon Corp.(The) (b)	1,072,205
34,309	Capital One Financial Corp. (b)	2,279,147
173,613	Charles Schwab Corp.	3,750,041
13,170	Chubb Corp. (b)	706,439
56,118	Citigroup, Inc. (b)	2,619,027
76,209	Discover Financial Services (b)	1,585,147
36,906	Franklin Resources, Inc.	4,705,515
21,711	Freddie Mac (b)	1,281,166
28,179	Hartford Financial Services Group, Inc. (b)	2,607,966
106,148	Host Hotels & Resorts, Inc., REIT (b)	2,381,961
249,871	JPMorgan Chase & Co. (b)	11,449,089
8,077	Janus Capital Group, Inc.	228,417
153,537	Loews Corp. (b)	7,423,514
69,929	Marsh & McLennan Cos., Inc.	1,783,189
28,135	Merrill Lynch & Co., Inc. (b)	2,005,463
64,560	MetLife, Inc. (b)	4,501,769
13,418	Northern Trust Corp. (b)	889,211
91,137	PNC Financial Services Group, Inc. (b)	6,206,430
18,390	Public Storage, REIT	1,446,373
11,985	Regions Financial Corp.	353,318
3,080	SLM Corp. (a)(b)	152,984
10,352	Safeco Corp. (b)	633,749
7,255	T Rowe Price Group, Inc.	404,031
10,571	Torchmark Corp.	658,785
134,135	Travelers Co., Inc.	6,752,356
38,099	Wachovia Corp.	1,910,665
11,035	Wells Fargo & Co.	393,067

		87,258,558

	Health Care - 12.6%
128,668	AmerisourceBergen Corp. (b)	5,832,520
17,138	Amgen, Inc. (a)(b)	969,497
12,595	Baxter International, Inc. (b)	708,847
34,319	Bristol-Myers Squibb Co. (b)	989,074
114,040	Cardinal Health, Inc. (b)	7,130,921
39,414	Celgene Corp. (a)	2,810,612
32,611	Cigna Corp. (b)	1,737,840
85,421	Covidien Ltd. (Bermuda) (b)	3,544,971
24,911	Genzyme Corp. (a)(b)	1,543,486
8,942	Gilead Sciences, Inc. (a)	365,460
14,704	Hospira, Inc. (a)(b)	609,481
42,527	Humana, Inc. (a)(b)	2,971,787
106,330	McKesson Corp. (b)	6,251,141
46,902	Medco Health Solutions, Inc. (a)(b)	4,239,472
61,886	Pfizer, Inc. (b)	1,511,875
40,692	Schering-Plough Corp.	1,287,088
11,571	UnitedHealth Group, Inc.	560,383
7,397	Wyeth (b)	329,536

		43,393,991

	Industrials - 13.3%
102,345	Boeing Co. (b)	10,745,202
3,805	C.H. Robinson Worldwide, Inc.	206,573
91,420	Donnelley (R.R.) & Sons Co. (b)	3,342,315
7,039	Emerson Electric Co.	374,616
26,634	Fluor Corp. (b)	3,834,763
100,120	General Electric Co. (b)	4,144,968
954	Goodrich Corp. (b)	65,091
59,797	Honeywell International, Inc. (b)	3,556,128
12,036	Lockheed Martin Corp. (b)	1,305,786
23,324	Parker Hannifin Corp. (b)	2,608,323
39,814	Raytheon Co. (b)	2,540,929
16,716	Robert Half International, Inc.	499,140
118,786	Ryder System, Inc. (b)	5,820,514
115,660	Southwest Airlines Co. (b)	1,711,768
6,283	Terex Corp. (a)	559,313
94,127	Tyco International Ltd. (Bermuda)	4,173,591

		45,489,020

	Information Technology - 18.6%
33,739	Agilent Technologies, Inc. (a)(b)	1,244,294
36,183	Computer Sciences Corp. (a)(b)	2,022,630
36,185	Convergys Corp. (a)	628,172
11,582	Corning, Inc. (b)	285,496
95,438	Dell, Inc. (a)(b)	2,634,089
144,592	Electronic Data Systems Corp. (b)	3,157,889
8,762	Google, Inc. - Class A (a)(b)	4,970,420
168,882	Hewlett-Packard Co. (b)	8,408,635
187,456	Intel Corp. (b)	4,847,612
24,385	International Business Machines Corp. (b)	2,872,553
57,210	Jabil Circuit, Inc. (b)	1,306,676
2,052	Lexmark International, Inc. - Class A (a)(b)	85,220
123,374	Microsoft Corp.	3,634,598
41,802	Molex, Inc. (b)	1,125,728
19,848	Motorola, Inc.	367,783
116,451	NCR Corp. (a)(b)	5,799,260
12,349	NVIDIA Corp. (a)(b)	447,528
16,807	National Semiconductor Corp.	455,806
5,584	Sun Microsystems, Inc. (a)(b)	31,326
3,500	Teradyne, Inc. (a)	48,300
152,029	Texas Instruments, Inc.	5,562,741
149,901	Tyco Electronics Ltd. (Bermuda) (b)	5,310,992
135,054	Unisys Corp. (a)	894,058
43,783	VeriSign, Inc. (a)	1,477,238
122,633	Western Union Co.	2,571,614
210,306	Xerox Corp. (a)(b)	3,646,706

		63,837,364

	Materials - 5.3%
6,578	Alcoa, Inc.	257,331
12,272	Ashland, Inc.	738,897
45,903	Dow Chemical Co. (b)	1,976,583
24,156	Du Pont (E.I.) de Nemours and Co. (b)	1,197,171
13,440	Eastman Chemical Co. (b)	896,851
65,493	Hercules, Inc. (b)	1,376,663
36,072	International Paper Co. (b)	1,293,903
29,104	Newmont Mining Corp. (b)	1,301,822
17,200	Nucor Corp. (b)	1,022,884
36,594	PPG Industries, Inc. (b)	2,764,677
101,379	Pactiv Corp. (a)(b)	2,905,522
38,319	Rohm & Haas Co. (b)	2,133,219
6,121	Sealed Air Corp.	156,453
2,207	Vulcan Materials Co.	196,754

		18,218,730

	Telecommunications - 6.0%
258,147	AT&T, Inc.	10,922,200
3,734	Alltel Corp. (b)	260,185
46,980	Embarq Corp. (b)	2,612,088
122,363	Sprint Nextel Corp. (b)	2,324,897
102,533	Verizon Communications, Inc.	4,540,161

		20,659,531

	Utilities - 3.4%
70,107	AES Corp. (a)(b)	1,404,944
107,826	CMS Energy Corp. (b)	1,813,633
77,706	Edison International (b)	4,308,798
80,219	PG&E Corp. (b)	3,834,468
6,061	TXU Corp.	414,997

		11,776,840

	Total Long-Term Investments - 119.2%
	(Cost $397,405,153)	409,439,782

Principal Amount
	Short-Term Investments - 6.4%
	U.S. Government and Agency Securities - 6.4%
$22,050,000	U.S. Treasury Bill
	yielding 4.85%, 12/13/07 maturity
	(Cost $21,837,679)	21,886,896

	Total Investments - 125.6%
	(Cost $419,242,832)	431,326,678
	Securities Sold Short - (27.5%)
	(Proceeds $89,123,409)	(94,330,774)
	Other Assets less Liabilities - 3.2%	10,853,342
	Total Value of Options Written - (1.3%)	(4,501,500)

	Net Assets - 100.0%	$343,347,746

Number of Shares
	Securities Sold Short - 27.5%
	Common Stocks - 27.5%
	Consumer Discretionary - 4.4%
26,822	Apollo Group, Inc. - Class A	1,613,344
469	Black & Decker Corp.	39,068
78,920	CBS Corp. - Class B	2,485,980
6,610	DR Horton, Inc.	84,674
3,356	EW Scripps Co. - Class A	140,952
9,529	Gannett Co., Inc.	416,417
124,262	International Game Technology	5,355,692
77,021	KB Home	1,930,146
20,315	Lennar Corp. - Class A	460,135
1,361	Sears Holdings Corp.	173,119
45,931	Tiffany & Co.	2,404,488

		15,104,015

	Consumer Staples - 1.7%
28,821	Clorox Co.	1,757,793
399	Molson Coors Brewing Co. - Class B	39,768
55,187	Whole Foods Market, Inc.	2,701,956
21,226	Wrigley (Wm) Jr. Co.	1,363,346

		5,862,863

	Energy - 1.1%
5,710	Chesapeake Energy Corp.	201,334
3,385	Peabody Energy Corp.	162,040
120,235	Spectra Energy Corp.	2,943,353
5,645	XTO Energy, Inc.	349,087

		3,655,814

	Financials - 8.0%
2,571	American Capital Strategies Ltd.	109,859
38,688	Bear Stearns Cos., Inc.	4,751,273
127,666	Commerce Bancorp, Inc.	4,950,887
178	Genworth Financial, Inc. - Class A	5,470
408,075	Hudson City Bancorp, Inc.	6,276,194
71,626	Leucadia National Corp.	3,453,806
82,413	MBIA, Inc.	5,031,314
21,937	MGIC Investment Corp.	708,784
60,961	Washington Mutual, Inc.	2,152,533

		27,440,120

	Health Care - 1.5%
202,754	Boston Scientific Corp.	2,828,418
78,180	Mylan Laboratories, Inc.	1,247,753
17,625	Quest Diagnostics, Inc.	1,018,196

		5,094,367

	Industrials - 1.2%
2,370	Deere & Co.	351,755
4,469	L-3 Communications Holdings, Inc.	456,464
40,541	PACCAR, Inc.	3,456,120

		4,264,339

	Information Technology - 5.4%
1,575	Apple, Inc.	241,825
36,674	Automatic Data Processing, Inc.	1,684,437
4,775	Ciena Corp.	181,832
15,343	Cognizant Technology Solutions Corp. - Class A	1,223,911
42,057	JDS Uniphase Corp.	629,173
19,461	Juniper Networks, Inc.	712,467
7,330	MEMC Electronic Materials, Inc.	431,444
64,079	Maxim Integrated Products, Inc.	1,880,719
160,667	Paychex, Inc.	6,587,347
223,750	QLogic Corp.	3,009,437
3,881	Qualcomm, Inc.	164,011
5,357	SanDisk Corp.	295,171
42,342	Symantec Corp.	820,588
59,608	Tellabs, Inc.	567,468

		18,429,830

	Materials - 0.3%
16,557	Bemis Co., Inc.	481,974
11,806	Sigma-Aldrich Corp.	575,425

		1,057,399

	Telecommunications - 2.5%
54,556	CenturyTel, Inc.	2,521,579
186,235	Citizens Communications Co.	2,666,885
250,476	Windstream Corp.	3,536,721

		8,725,185

	Utilities - 1.4%
121,581	Duke Energy Corp.	2,272,349
56,515	Nicor, Inc.	2,424,493

		4,696,842

	Total Securities Sold Short - 27.5%
	(Proceeds $89,123,409)	$94,330,774

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Value
825	CBOE Gold Index	October 2007	175.00	305,250
1,175	KBW Banks Index	October 2007	$107.50	$205,625
50	Morgan Stanley Cyclical Index	October 2007	1,040.00	178,000
175	S&P 400 Midcap Index	October 2007	890.00	238,000
625	S&P 500 Index	October 2007	1,520.00	1,828,125
100	S&P 500 Index	October 2007	1,525.00	267,500
850	S&P 500 Index	October 2007	1,540.00	1,479,000

				$4,501,500

	Total Call Options Written
	(Premiums received $5,729,400)

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are held as collateral for Securities Sold Short, options, forwards and futures.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended June 30, 2007.

Country Allocation*
United States	96.0%
Bermuda	3.0%
Cayman Islands	1.0%

*	Subject to change daily. Based on total investments.

At September 30, 2007, the following futures contracts were outstanding:

		Unrealized
	Number of	Appreciation
Long Contracts	Contracts	(Depreciation)
Amsterdam Exchanges Index - October 2007 (Current notional value of 108,500 Euro per contract)	252	$753,557
CAC 40 10 Year Euro Index - October 2007 (Current notional value of 57,270 Euro per contract)	420	947,010
DAX Index - December 2007 (Current notional value of 198,863 Euro per contract)	134	1,728,910
Dow Jones Euro STOXX 50 - December 2007 (Current notional value of 44,110 Euro per contract)	114	325,169
IBEX 35 Index - October 2007 (Current notional value of 146,015 Euro per contract)	177	2,239,692
OMXS 30 Index - October 2007 (Current notional value of 121,975 Swedish Krona per contract)	1,987	924,618

	3,084	6,918,956

Short Contracts
FTSE 100 Index - December 2007 (Current notional value of 65,195 Pound Sterling per contract)	233	(1,083,133)
Hang Seng Stock Index - October 2007 (Current notional value of 1,359,100 Hong Kong dollars per contract)	25	(175,999)
S&P/MIB Index - December 2007 (Current notional value of 200,215 Euro per contract)	118	(993,492)
S&P/TSE 60 Index - December 2007 (Current notional value of 164,700 Canadian dollars per contract)	116	(299,875)
S&P 500 E-Mini - December 2007 (Current notional value of $76,905 per contract)	235	(473,525)
SPI 200 Index - December 2007 (Current notional value of 165,150 Australian dollars per contract)	270	(1,621,350)
TOPIX Index - December 2007 (Current notional value of 16,240,000 Japanese Yen per contract)	69	(618,147)

	1,066	(5,265,521)

	4,150	$1,653,435

All notional values are denominated in local currencies.

At September 30, 2007, the following forward foreign currency contracts were outstanding:

	Local	Unrealized
	Currency	Appreciation
Long Contracts	Value	(Depreciation)
Australian Dollar, 64,000,000 expiring 12/19/07	56,446,602	$2,972,682
Norwegian Krone, 300,000,000 expiring 12/19/07	55,291,203	2,078,957
Pound Sterling, 35,000,000 expiring 12/19/07	71,180,609	399,059
Swedish Krona, 100,000,000 expiring 12/19/07	15,493,453	432,759

		5,883,457

Short Contracts
Canadian Dollar, 74,000,000 expiring 12/19/07	74,530,511	(2,832,727)
Euro, 52,000,000 expiring 12/19/07	74,061,479	(1,656,159)
Japanese Yen, 2,000,000,000 expiring 12/19/07	17,556,236	(30,210)
Swiss Franc, 40,000,000 expiring 12/19/07	34,437,133	(516,118)

		(5,035,214)

		$848,243

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old Mutual/Claymore Long-Short Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date: November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso Chief Legal and Executive Officer

Date: November 16, 2007

By:	/s/ Steven M. Hill
Steven M. Hill Treasurer and Chief Financial Officer

Date: November 16, 2007